Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Office rent	$ (126,813)	$ (92,896)	$ (5,325)
Voyage expenses	(222,962)	(121,596)	(64,682)
Management fees	(17,500)	(11,321)	(7,543)
Voyage revenues	821,365	651,561	331,976
General and administrative expenses	(34,819)	(33,972)	(30,955)
Charter - in hire expenses	(126,813)	(92,896)	(5,325)
Interchart (a)
Related Party Transaction [Line Items]
Voyage expenses	(3,850)	(3,400)	(3,300)
Executive officers (b)
Related Party Transaction [Line Items]
Consultancy fees	(655)	(534)	(493)
Directors (b)
Related Party Transaction [Line Items]
Directors compensation	(179)	(159)	(145)
Combine Marine Ltd. and Alma Properties (c)
Related Party Transaction [Line Items]
Office rent	(39)	(41)	(39)
Sydelle (h), (i)
Related Party Transaction [Line Items]
Charter - in hire expenses	(5,505)	0	0
Sydelle (h), (i) | Profit sharing agreement
Related Party Transaction [Line Items]
Voyage revenues	0	(875)	(329)
Augustea Technoservices Ltd. (f)
Related Party Transaction [Line Items]
Management fees	(6,564)	(2,309)	0
Songa Shipmanagement Ltd. (g)
Related Party Transaction [Line Items]
Management fees	(32)	(376)	0
Oceanbulk Maritime and its affiliates (d)
Related Party Transaction [Line Items]
General and administrative expenses	(324)	(322)	(284)
AOM (l)
Related Party Transaction [Line Items]
Charter - in hire expenses	(2,589)	0	0
Coromel Maritime Limited (m)
Related Party Transaction [Line Items]
Charter - in hire expenses	(5,723)	$ 0	$ 0
Eagle Bulk (n)
Related Party Transaction [Line Items]
Charter - in hire expenses	$ (1,908)